Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 BIOMED REALTY, L.P. [Member]	Dec. 31, 2010 BIOMED REALTY, L.P. [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2010 Parent Company [Member]
Investments in real estate, net	$ 3,950,246	$ 3,536,114	$ 3,950,246	$ 3,536,114
Investments in unconsolidated partnerships	33,389	57,265	33,389	57,265
Cash and cash equivalents	16,411	21,467	16,411	21,467
Accounts receivable, net	5,141	5,874	5,141	5,874
Accrued straight-line rents, net	130,582	106,905	130,582	106,905
Deferred leasing costs, net	157,255	125,060	157,255	125,060
Other assets	135,521	107,069	135,521	107,069
Total assets	4,428,545	3,959,754	4,428,545	3,959,754
Liabilities [Abstract]
Mortgage notes payable, net	587,844	657,922	587,844	657,922
Exchangeable senior notes, net	180,000	199,522	180,000	199,522
Unsecured senior notes, net	645,581	247,571	645,581	247,571
Unsecured line of credit	268,000	392,450	268,000	392,450
Other Liabilities	134,924	149,393	134,924	149,393
Total liabilities	1,816,349	1,646,858	1,816,349	1,646,858
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preferred stock, $.01 par value, 15,000,000 shares authorized: 7.375% Series A cumulative redeemable preferred stock, $198,000,000 and $230,000,000 liquidation preference ($25.00 per share), 7,920,000 and 9,200,000 shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively			191,469	222,413
Preferred units, 7.375% Series A cumulative redeemable preferred units, $198,000,000 and $230,000,000 liquidation preference ($25.00 per unit), 7,920,000 and 9,200,000 units issued and outstanding at September 30, 2011 and December 31, 2010, respectively	191,469	222,413
Limited partners' capital, 2,979,979 and 3,001,250 units issued and outstanding at September 30, 2011 and December 31, 2010, respectively	10,332	9,918
General partner's capital, 131,265,102 and 131,046,509 units issued and outstanding at September 30, 2011 and December 31, 2010, respectively	2,469,233	2,150,314
Common stock, $.01 par value, 200,000,000 shares authorized, 131,265,102 and 131,046,509 shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively			1,541	1,310
Additional paid-in capital			2,773,994	2,371,488
Accumulated Other Comprehensive Loss	(58,594)	(69,549)	(60,138)	(70,857)
Partners' Capital	2,612,440	2,313,096
Dividends in excess of earnings			(304,759)	(221,176)
Total stockholders' equity			2,602,107	2,303,178
Noncontrolling interests /Noncontrolling interests deficit	(244)	(200)	10,089	9,718
Total equity/capital	2,612,196	2,312,896	2,612,196	2,312,896
Total liabilities and equity/capital	$ 4,428,545	$ 3,959,754	$ 4,428,545	$ 3,959,754